Other Balance Sheets Components	12 Months Ended
Dec. 31, 2024
Other Balance Sheets Components
Other Balance Sheets Components

8. Other Balance Sheets Components

	As of December 31,
	2023	2024

	(In US$ thousands)
Accounts receivable, net:
Due from third parties	$396,043	$277,370
Due from Alibaba	61,094	43,495
Due from other related parties	38,188	39,589
Total gross amount	495,325	360,454
Allowance for credit losses:
Balance at the beginning of the year	(38,180)	(54,557)
Additional provision charged to expenses, net	(19,208)	(6,462)
Write-off	1,435	39,512
Currency translation adjustment	1,396	807
Balance at the end of the year	(54,557)	(20,700)
	$440,768	$339,754

Prepaid expenses and other current assets:
Rental and other deposits	$1,606	$1,604
Deductible value-added taxes	4,860	8,575
Investment prepayment	29,055	37,269
Loans to and interest receivable from other related parties(1) (Note 10)	100,000	88,500
Loans to and interest receivable from third parties(1)	137,042	127,983
Advertising prepayment	8,563	5,266
Prepayment to outsourced service providers	3,380	3,294
Amounts deposited by users(2)	50,194	49,459
Content fees	15,796	18,070
Others	9,385	8,754
	$359,881	$348,774

Property and equipment, net:
Office building	$190,295	$185,478
Office building related facilities	3,199	3,118
Computers and equipment	213,637	221,600
Leasehold improvements	13,178	12,896
Furniture and fixtures	7,950	7,701
Others	18,644	18,737
Property and equipment, gross	446,903	449,530
Accumulated depreciation	(226,240)	(234,496)
	$220,663	$215,034
Other non-current assets
Investment-related deposits(3)	$325,895	$124,713
Loans to and interest receivable from other related parties(1) (Note 10)	349,716	358,485
Deferred tax assets	43,262	39,967
Long-term wealth management products(4)	—	397,222
Others	36,889	61,377
	$755,762	$981,764
Accrued and other liabilities(5):
Payroll and welfare	$161,579	$164,368
Marketing expenses	62,267	53,194
Sales rebates	244,868	256,220
Professional fees	8,083	5,149
VAT and other tax payable	56,548	62,104
Amounts due to users(2)	50,194	49,459
Unpaid consideration for acquisitions	5,674	—
Unpaid consideration for investment	2,186	898
Proceeds received in advance from disposal of investment	—	1,096
Interest payable for convertible senior notes, unsecured senior notes and long-term loans	28,812	14,123
Others	36,234	33,596
	$656,445	$640,207
(1)	Loans to and interest receivable from related parties and third parties incurred for the years ended December 31, 2023 and 2024 were non-trade in nature.
(2)

Weibo wallet enables users to conduct interest-generation activities on Weibo, such as handing out “red envelopes” and coupons to users and purchase different types of products and services on Weibo, including those offered by the Group, such as marketing services and membership, and those offered by Weibo’s platform partners, such as e-commerce merchandises, financial products and virtual gifts. Amounts deposited by users primarily represent the receivable temporarily held in Weibo’s account on a third-party online payment platform for Weibo wallet users. Amounts due to users represent the balances that are payable on demand to Weibo wallet users and therefore are reflected as current liability on the consolidated balance sheets.

(3)

Investment-related deposits primarily included deposit made for equity interest in a holding company over a commercial property amounted to US$154.0 million and US$87.6 million as of December 31, 2023 and 2024, respectively.

(4)	Includes long-term wealth management products recorded at fair value (Note 14) or amortized cost according to the respective contracts.
(5)	Include amounts due to third parties, employees, related parties (Note 10) and Weibo wallet users.